Employee Benefit Plans (Schedule Of Pension And OPEB Plan Costs 2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net costs	$ 26	$ 37	$ 52	$ 74		$ 147	$ 143	$ 138
Less amounts deferred principally as property or a regulatory asset	(7)	(18)	(14)	(35)		(69)	(98)	(100)
Net amounts recognized as expense	19	19	38	39
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	6	7	13	14		27	24	23
Interest cost	32	30	64	60		121	131	134
Expected return on assets	(30)	(30)	(60)	(60)		(120)	(115)	(122)
Amortization of net loss	8	12	15	24		49	45	41
Net costs	16	19	32	38		77	85	76
Net amounts recognized as expense						95	29	76
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	2	3	4		8	7	7
Interest cost	11	11	22	22		44	47	49
Expected return on assets	(2)	(2)	(4)	(4)		(9)	(8)	(9)
Amortization of prior service cost	(5)	(7)	(10)	(14)	$ 19	(30)	(20)	(20)
Amortization of net loss	5	14	9	28	$ (19)	57	32	35
Net costs	$ 10	$ 18	$ 20	$ 36		70	58	62
Net amounts recognized as expense						$ (134)	$ 107	$ 57